CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	R$ 17,267,812	R$ 17,377,194	R$ 16,981,329
Cost of services provided and products sold	(7,996,615)	(7,433,731)	(7,701,418)
Gross income	9,271,197	9,943,463	9,279,911
Selling expenses	(4,443,027)	(4,986,289)	(4,970,780)
General and administrative expenses	(1,673,290)	(1,717,859)	(1,608,319)
Other income (expenses)	(351,854)	1,275,542	(283,289)
Total income expense	(6,468,171)	(5,428,606)	(6,862,388)
Operating income	2,803,026	4,514,857	2,417,523
Financial income	438,598	1,430,171	412,733
Financial expenses	(1,242,255)	(1,408,053)	(951,439)
Foreign exchange variations	(6,965)	(908)	1,373
Total financial income (expenses)	(810,622)	21,210	(537,333)
Income before income tax and social contribution	1,992,404	4,536,067	1,880,190
Income tax and social contribution	(164,150)	(913,940)	664,911
Net income for the year	R$ 1,828,254	R$ 3,622,127	R$ 2,545,101
Earnings per share attributable to Company's shareholders (in R$ per share)
Basic earnings per share (in R$ per share)	R$ 0.76	R$ 1.50	R$ 1.05
Diluted earnings per share (in R$ per share)	R$ 0.76	R$ 1.50	R$ 1.05